Risk management and financial instruments	12 Months Ended
Dec. 31, 2022
Risk management and financial instruments
Risk management and financial instruments

26.           Risk management and financial instruments

26.1.        Classification of financial instruments

The classification of financial instruments is presented in the table below:

	December 31, 2022					December 31, 2021
	Amortized cost	Fair value through profit or loss	Level 1	Level 2	Level 3	Amortized cost	Fair value through profit or loss	Level 1	Level 2	Level 3
Assets
Cash and cash equivalents	43,796	56,447	56,447	-	-	235,472	346,759	346,759	-	-
Financial investment	-	8,160	8,160	-	-	-	7,005	7,005	-	-
Trade accounts receivable	156,012	-	-	-	-	142,407	-	-	-	-
Derivative financial instruments	-	-	-	-	-	-	74	-	74	-
Total assets	199,808	64,607	64,607	-	-	377,879	353,838	353,764	74	-
Liabilities
Loans and financing	166,834	-	-	-	-	208,138	-	-	-	-
Trade and other payable	265,820	-	-	-	-	145,360	-	-	-	-
Liabilities from acquisition	285,428	66,202	-	-	66,202	-	236,289	-	-	236,289
Total liabilities	718,082	66,202	-	-	66,202	353,498	236,289	-	-	236,289

26.1.1. Level 3 measurement

The fair value of SenseData’s agreement acquisitions is determined using unobservable inputs, therefore it is classified in the level 3 of the fair value hierarchy. The main assumptions used in the measurement of the fair value of acquisitions on measurement are presented below.

Type	Valuation technique	Significant unobservable inputs	Inter-relationship between signigicant unobservable and fair value measurement
Liabilities from acquisition	Market Comparison: The valuation model considered the acquisition price of companies of the similar size, sector.	-Acquisitions multiples ranges depending on the gross profit business plan achievement	The estimated fair value would increase (descrease) if: -The gross profit was higher (lower) in the period of the earn-out calculation.

The Company has a liability arising from its acquisitions, that will be settled as certain earnings milestones established in the contract are reached. As of December 31, 2022, the Company had a total of R$66,202 (R$236,289 on December 31, 2021) recorded under Liabilities from acquisition.

26.2.        Financial risk management

The main financial risks to which the Company and its subsidiaries are exposed when conducting their activities are:

(a)   Credit risk

It results from any difficulty in collecting the amounts of services provided to the customers. The Company and its subsidiaries are also subject to credit risk from their interest earning bank deposits.  The credit risk related to the provision of services is minimized by a strict control of the customer base and active delinquency management by means of clear policies regarding the concession of services. There is no concentration of transactions with customers and the default level is historically very low. In connection with credit risk relating to financial institutions, the Company and its subsidiaries seek to diversify such exposure among financial institutions.

Credit risk exposure

The book value of financial assets represents the maximum credit exposure. The maximum credit risk exposure on financial information date was:

	December 31, 2022	December 31, 2021
Cash and cash equivalents	100,243	582,231
Financial investment	8,160	7,005
Trade accounts receivable	156,012	142,407
Total	264,415	731,643

The Company determines its allowance for expected credit losses by applying a loss rate calculated on historical effective losses on sales.

Additionally, the Company considers that accounts receivable had a significant increase in credit risk and provides for:

●	All notes receivable past due for more than 6 months;
●	Notes subject to additional credit analysis presenting indicators of significant risks of default based on ongoing renegotiations, failure indicators or judicial recovery ongoing processes and customers with relevant evidence of cash deteriorating situation.

(b)      Market Risk

Interest rate and inflation risk: Interest rate risk arises from the portion of debt and interest earning bank deposits remunerated at CDI (Interbank Deposit Certificate) rate, which may adversely affect the financial income or expenses in the event an unfavorable change in interest and inflation rates takes place.

(c)      Operations with derivatives

The Company used derivative financial instruments to hedge against the risk of change in the foreign exchange rates. Therefore, they are not speculative. The derivative financial instruments designated in hedge operations are initially recognized at fair value on the date on which the derivative contract is executed and are subsequently remeasured to their fair value. Changes in the fair value of any of these derivative instruments are immediately recognized in the statement of profit or loss under “net financial cost”. On December 31, 2022, the Company has no longer derivative instruments.

(d)      Liquidity risk

The liquidity risk consists of the risk of the Company not having sufficient funds to settle its financial liabilities. The Company’s and its subsidiaries’ cash flow and liquidity control are closely monitored by Company’s Management, so as to ensure that cash operating generation and previous fund raising, as necessary, are sufficient to maintain the payment schedule, thus not generating liquidity risk for the Company and its subsidiaries.

As of December 31, 2022, the Company has negative consolidated working capital in the amount of R$163,153 (current assets of R$313,184 and current liabilities of R$476,337). The actions implemented by Zenvia’s Management as well as initiatives regarding cash preservation and generation are described in note 1.

We present below the contractual maturities of financial liabilities including payment of estimated interest.

Non-derivative financial liabilities	Book value	Contractual cash flow	Up to 12 months	1–2 years	2–3 years	>3 years
Loans and financing	166,834	181,902	98,995	73,520	9,387	-
Trade and other payables	265,820	265,820	264,728	1,092	-	-
Liabilities from acquisitions	351,630	351,630	60,778	267,963	22,889	-
Lease liabilities	4,816	4,816	1,992	2,824	-	-
Total	789,100	804,168	426,493	345,399	32,276	-

(e)      Sensitivity analysis

The main risks linked to the Company's operations are linked to the variation of the Interbank Deposit Certificate (CDI) for financing and financial investments. The Company’s financial instruments are represented by cash and cash equivalents, accounts receivable, accounts payable, loans and financing, and are recorded at amortized cost, plus interests incurred.

Investments indexed to CDI are recorded at fair value, according to quotations published by the respective financial institutions, and the remainder refer mostly to bank deposit certificates. Therefore, the recorded amount of these securities does not differ from the market value.

The table below presents three scenarios for the risk of decreasing or increasing of the CDI indexes. The base scenario was the index as of December 31, 2022 of 12.00% p.a. Scenario II represents a 25% increase or decrease and scenario III a 50% increase or decrease. The Company has loans and borrowings linked to the CDI rate (long-term interest rate).

Operation	Balance at December 31, 2022	Risk	Scenario I Current scenario	Scenario II	Scenario III
Financial investments	56,447	CDI decrease	6,774	5,080	3,387
			12.00%	9.00%	6.00%
Financial liabilities - financing	166,834	CDI increase	20,020	25,025	30,030
			12.00%	15.00%	18.00%

(f)      Capital management

The Company's capital management aims to ensure that a adequate credit rating is maintained, as well as a capital relationship, so as to support Company's business and leverage shareholders' value.

The Company controls its capital structure by adjusting it to the current economic conditions. In order to maintain an adjusted structure, the Company may pay dividends, return capital to the shareholders, obtain funding from new loans, issue promissory notes and contract derivative transactions.

The Company considers its net debt structure as loans and financing less cash and cash equivalents. The financial leverage ratios are summarized as follows:

	December 31, 2022	December 31, 2021
Loans and borrowings	166,834	208,138
Cash and cash equivalents	(100,243)	(582,231)
Net debt	66,591	(374,093)
Total equity	953,336	1,203,202
Net debt/equity (%)	0.07	(0.31)